FORM 13F COVER PAGE

"Report for the Quarter ended: September 30, 2009"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, October 23, 2009"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 55
"Form 13F Information Table Value Total: $579,814 (thousands)"

FORM 13F INFORMATION TABLE

AMGEN INC	COM	031162100	1669	27725	SH		SOLE		27725
ANNALY CAP MGMT INC	COM	035710409	10322	569250	SH		SOLE		569250
APACHE CORP	COM	037411105	734	8000	SH		SOLE		8000
BARRICK GOLD CORP	COM	067901108	16010	422850	SH		SOLE		422850
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	10498	104	SH		SOLE		104
Burlington NORTHN SANTA FE	COM	12189T104	13566	170041	SH		SOLE		170041
CHIMERA INVT CORP	COM	16934Q109	23086	6071143	SH		SOLE		6071143
CISCO SYS INC	COM	17275R102	214	9090	SH		SOLE		9090
Clean Deisel Tech	COM NEW	18449C302	2012	1196561	SH		SOLE		1196561
COCA COLA CO	COM	191216100	805	15000	SH		SOLE		15000
COMCAST CORP NEW	CL A	20030N101	1098	65000	SH		SOLE		65000
CONOCOPHILLIPS	COM	20825C104	73684	1632457	SH		SOLE		1632457
COVIDIEN LTD	COM	G2552X108	1838	42500	SH		SOLE		42500
DELL INC	COM	24702R101	1206	79000	SH		SOLE		79000
DEVON ENERGY CORP NEW	COM	25179M103	808	12000	SH		SOLE		12000
DRDGOLD LIMITED	SPON ADR NEW	26152H301	247	34015	SH		SOLE		34015
DUN & BRADSTREET CORP DEL NE	COM	26483E100	1054	14000	SH		SOLE		14000
EBAY INC	COM	278642103	1038	44000	SH		SOLE		44000
ENCANA CORP	COM	292505104	2639	45728	SH		SOLE		45728
EXTERRAN HLDGS 	COM           	30225X103	948	40000	SH		SOLE		40000
EXXON MOBIL CORP	COM	30231G102	315	4593	SH		SOLE		4593
GENERAL ELECTRIC CO	COM	369604103	1955	118150	SH		SOLE		118150
Gold Fields Ltd New	SPON ADR	38059T106	26597	1927350	SH		SOLE		1927350
HEINZ H J CO	COM	423074103	693	17450	SH		SOLE		17450
IMS HEALTH INC	COM	449934108	767	50000	SH		SOLE		50000
INTERNATIONAL BUSINESS MACHS	COM	459200101	340	2847	SH		SOLE		2847
JOHNSON & JOHNSON	COM	478160104	83371	1370073	SH		SOLE		1370073
KIMBERLY CLARK CORP	COM	494368103	223	3780	SH		SOLE		3780
KRAFT FOODS INC	CL A	50075N104	124218	4731393	SH		SOLE		4731393
KROGER CO	COM	501044101	14275	692130	SH		SOLE		692130
LEUCADIA NATL CORP	COM	527288104	988	40000	SH		SOLE		40000
LUFKIN INDS INC	COM	549764108	850	16000	SH		SOLE		16000
MARSH & MCLENNAN COS INC	COM	571748102	350	14152	SH		SOLE		14152
MCDONALDS CORP	COM	580135101	428	7500	SH		SOLE		7500
MEDTRONIC INC	COM	585055106	36410	990065	SH		SOLE		990065
MGT CAPITAL INVTS INC	COM	55302P103	113	237160	SH		SOLE		237160
MICROSOFT CORP	COM	594918104	903	35000	SH		SOLE		35000
NEWMONT MINING CORP	COM	651639106	4212	95655	SH		SOLE		95655
NRG ENERGY INC	COM NEW	629377508	2818	100000	SH		SOLE		100000
PEPSICO INC	COM	713448108	323	5500	SH		SOLE		5500
PFIZER INC	COM	717081103	6396	386830	SH		SOLE		386830
PHILIP MORRIS INTL INC	COM	718172109	65464	1344718	SH		SOLE		1344718
PITNEY BOWES INC	COM	724479100	1117	45000	SH		SOLE		45000
PROSHARES TR	PSHS ULSHT SP500	74347R883	1213	30000	SH		SOLE		30000
RACKSPACE HOSTING 	COM            	750086100	307	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	6078	392000	SH		SOLE		392000
REPUBLIC SVCS INC	COM	760759100	2655	100000	SH		SOLE		100000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	384	6895	SH		SOLE		6895
RRI ENERGY INC	COM	74971X107	927	130000	SH		SOLE		130000
SCHLUMBERGER LTD	COM	806857108	238	4000	SH		SOLE		4000

VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	861	38237	SH		SOLE		38237
WALGREEN CO	COM	931422109	4176	111500	SH		SOLE		111500
WAL MART STORES INC	COM	931142103	22769	464115	SH		SOLE		464115
WYETH	COM	983024100	1287	26500	SH		SOLE		26500
YAHOO INC	COM	984332106	2317	130000	SH		SOLE		130000